Taxes - Provision for income tax (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Provision for income tax
Current income tax provision	$ 353,456	$ 178,534	$ 110,727
Deferred income tax provision	83,893	(8,415)	(1,916)
Income tax provision	$ 437,349	$ 170,119	$ 108,811